ACQUISITIONS (Schedule of Pro Forma Information) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Undertone [Member]
Business Acquisition [Line Items]
Revenues	$ 350,908	$ 556,042
Net income (Loss)	$ (84,979)	$ 40,129
Net income (Loss) per ordinary share: Basic	$ (1.19)	$ 0.59
Net income (Loss) per ordinary share: Diluted	$ (1.19)	$ 0.57
Perion Network Ltd [Member]
Business Acquisition [Line Items]
Revenues			$ 412,656
Net income (Loss)			68,995
Net loss from discontinued operations			$ (33,795)
Net income (Loss) per ordinary share: Basic			$ 1.04
Net income (Loss) per ordinary share: Diluted			1.00
Net income from discontinued operations per ordinary share: Basic			(0.51)
Net income from discontinued operations per ordinary share: Diluted			$ (0.49)